Other Long-term Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Long Term Liabilities [Abstract]
Other Long-term Liabilities
Note 13 - Other Long-term Liabilities

	December 31	December 31
	2022	2021
	€ in thousands
Warrants Liability (refer to Note 16)	329	2,196
Other liabilities (see note 6B)	1,626	1,665
Liabilities for employees benefits	66	44

	2,021	3,905